Unaudited Consolidated Statements of Operations and Comprehensive Loss (Parentheticals) - $ / shares	6 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Income Statement [Abstract]
Net income (loss) from continuing operations per ordinary share, Diluted	$ (0.16)	$ (0.16)
Net income (loss) from discontinued operation per ordinary share,Diluted		(0.01)
Diluted	$ (0.16)	$ (0.17)
Diluted (in Shares)	29,335,451	13,626,891